UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8644

The Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

Item 1. Reports to Stockholders.

Fifth Third

Quality Growth VIP Fund

The Fund's 1 Year, 5 year and since inception average annual total returns as of December 31, 2006 were 4.76%, 0.47%, -2.79%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.*

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Quality Growth VIP Fund from 1/26/01 to 12/31/06 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Standard & Poor's 500® Stock Index ("S&P 500® Index") and the Russell 1000® Growth Index. The S&P 500® Index is generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index and the Russell 1000® Growth Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the one-year period ended December 31, 2006?

The Fund advanced 4.76%, underperforming its primary benchmark, the Russell 1000® Growth Index, which gained 9.07% and its secondary benchmark, the S&P 500® Index, gained 15.79%.*

Q.What factors affected the Fund's performance during the period?

A sustained rally through the final five months of the year erased mid-year losses for large cap stocks and resulted in solid gains. The dramatic moves during the year, which included a strong first-quarter performance and a summer slump, reflected the broader transition from an economy featuring robust growth rates, concerns over rising inflation and an active Federal Reserve to a slower growth environment with muted inflationary worries and a quiet Fed.

As investors grew more comfortable with the tempered economic conditions, some started venturing back into growth stocks, which helped fuel the late-year gains. The market's preference for growth stocks with modest growth rates and lower price-to-earnings ("P/E") ratios, however, hampered the Fund, which seeks out companies with stronger than average growth rates selling at average P/E levels.1,2

More specifically, electronics, storage and select software companies with higher growth rates weighed on the Fund's information technology sector stake. Ineffective stock selection in the healthcare and energy groups also hindered returns. Political cross-currents and competitive concerns undercut biotechnology, healthcare services and health insurer holdings while falling oil prices reduced expectations for oil service stocks.1

Hotel and specialty retail stocks lifted the Fund's consumer discretionary position as an emphasis on businesses catering to mid-level and high-end consumers paid off. Additionally, consumer staples investments outperformed, led by household product and drug retailer stocks, and an overweight position, relative to the benchmark, in the financial services sector proved advantageous.1

At year-end, the Fund remained invested across a broad spectrum of sectors with a focus on companies that we believe have strong balance sheets, healthy cash flow, good prospects for double-digit earnings growth in 2007 and solid long-term growth prospects.1

*  Total returns are calculated pursuant to SEC guidelines, and assume redemption at the NAV calculated on the last business day of the period.

1  Portfolio composition subject to change.

2  Price/Earnings (P/E) Ratio is the price of a stock divided by its historical earnings per share.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Fifth Third

Balanced VIP Fund

The Fund's 1 Year and since inception average annual total returns as of December 31, 2006 were 9.01%, 7.91%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Balanced VIP Fund from 7/15/02 to 12/31/06 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Standard & Poor's 500® Stock Index ("S&P 500® Index") and the Lehman Brothers Aggregate Bond Index. The S&P 500® Index is generally representative of the U.S. stock market as a whole. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least one year to final maturity. The S&P 500® Index and Lehman Brothers Aggregate Bond Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the one-year period ended December 31, 2006?

The Fund gained 9.01% trailing its benchmark, a hypothetical composite stock and bond index consisting of the S&P 500® Index and the Lehman Brothers Aggregate Bond Index. Separately, the S&P 500® Index advanced 15.79% and the Lehman Brothers Aggregate Bond Index posted a 4.33% return.

Q.What factors affected the Fund's performance during the period?

The gyrations of oil prices dominated the financial markets during the year as a summer spike prompted predictions of an economic slowdown and a fourth quarter selloff soothed such anxieties. The Federal Reserve further calmed investors by standing pat on its key overnight lending rate through the second half of the year, which indicated it was comfortable with inflationary conditions.

The Fund's strategy of holding a large integrated oil company and a handful of smaller oil service outfits–designed to withstand moves in the price of oil in either direction–paid off as the sector added significantly to performance. Further enhancing returns were the telecommunications services group and the industrials sector, which was led by electronics and avionics manufacturers.1

Uninspired activity among the Fund's pharmaceutical holdings hindered returns from the healthcare sector while positions within the struggling semiconductor chip industry weighed on the information technology sector.1

Within the fixed income portion of the Fund, an overweight position in government agency bonds from entities such as mortgage-backers Fannie Mae and Freddie Mac enhanced returns. The agency securities, which offered slightly better yields and relatively lower risk profiles, outperformed Treasuries by a strong margin.1

Early on, the Fund's short duration strategy, designed to offset the effect of rising short-term interest rates, further aided performance as the Federal Reserve moved the Fed Funds rate from 4.25% to 5.25% between January and June. As the Fed refrained from any further moves for the balance of the year, the Fund's duration was shifted to neutral.1

1  Portfolio composition subject to change.

Investment Risk Considerations

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Fifth Third

Mid Cap VIP Fund

The Fund's 1 Year and since inception average annual total returns as of December 31, 2006 were 10.04%, 15.25%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Mid Cap VIP Fund from 7/15/02 to 12/31/06 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Russell MidCap® Index and the Russell MidCap® Growth Index. The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market value of the Russell 1000® Index. The Russell MidCap® Growth Index measures the performance of those securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Russell MidCap® Index and the Russell MidCap® Growth Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the one-year period ended December 31, 2006?

The Fund advanced 10.04%, lagging its primary benchmark, the Russell MidCap® Index, which returned 10.66%, and its secondary benchmark, the Russell MidCap® Growth Index, which returned 15.26%.

Q.What factors affected the Fund's performance during the period?

Equity markets featured three distinct–and dramatic–swings over the past year. Fueled by rising energy prices and economically sensitive stocks, stocks enjoyed a very strong opening period, followed by a mid-year slump that drove many investors to the safety of lower-growth names. By mid-August, pessimism around the economy and consumers eased and energy prices faltered enough to prompt a broad-based surge through year end.

Interestingly, small cap stocks, which tend to be more volatile, outperformed mid and large cap equities, while value holdings generally outgained growth stocks, due in part to underperformance in traditional growth sectors information technology ("IT"), consumer discretionary and healthcare.

A key to the Fund's performance was effective stock selection in the industrials, materials and healthcare sectors. Distributors and other commercial service providers lifted the industrials stake while specialty metals companies accounted for the rise in materials. Suppliers of laboratory and analytical equipment boosted the Fund's healthcare holdings.1

An overweight position, relative to the benchmark, in the Internet software and services space weighed on the Fund's IT position, as did some missteps in the storage group. Poor stock selection among specialty retailers diminished returns from the consumer discretionary sector, although the Fund benefited from limited exposure to the weak media group.1

As energy prices spiked during the summer and questions arose over the durability of the consumer, the Fund's exposure to the consumer discretionary sector was cut. At the same time, the Fund booked some profits in the energy sector–a position that went from a modest overweight to a modest underweight by the period's close.1

1  Portfolio composition subject to change.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.

Fifth Third

Disciplined Value VIP Fund

The Fund's 1 Year and since inception average annual total returns as of December 31, 2006 were 20.38%, 16.76%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Disciplined Value VIP Fund from 7/15/02 to 12/31/06 versus a similar investment in the Fund's benchmark. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures performance of 1,000 securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the one-year period ended December 31, 2006?

The Fund returned 20.38% versus the 22.25% return posted by its benchmark, the Russell 1000® Value Index.

Q.What factors affected the Fund's performance during the period?

Robust corporate profits consistently exceeded modest investor expectations throughout the year, enduring volatile energy prices and a steady rise in short-term interest rates through the first six months. Small capitalization stocks benefited most from these developments as the Russell 2000 Index gained 18.37% and topped the Russell 1000® Index, a large cap benchmark that returned 15.50%.

Within the large cap arena, value stocks carrying low price-to-earnings ("P/E") ratios dominated large cap growth stocks as the Russell 1000 Value Index outperformed the Russell 1000® Growth Index by more than a two-fold margin.2

The telecommunications services and consumer staples sectors, which were bid up amid a mid-year flight to companies with stable earnings, proved the best performers in the Russell 1000® Value Index, along with the energy group, which profited from spiking oil prices. The benchmark's worst performer was the healthcare sector, which was hindered by woes among health insurers and large cap pharmaceutical firms. Other laggards included the information technology and materials groups.2

Within the Fund, decisions that detracted from performance included an underweight stake, relative to the benchmark, in the telecommunications services sector and an overweight position in healthcare. Adverse stock selection in the materials and consumer discretionary sectors also diminished returns.2

An emphasis on stocks with low P/E ratios enhanced performance, along with effective stock selection in the energy, consumer staples and utilities sectors. Notably, integrated oil companies and varied food holdings generated strong returns. An underweight stake in the financial services group further bolstered relative gains. 1,2

1  Price/Earnings (P/E) Ratio is the price of a stock divided by its historical earnings per share.

2  Portfolio composition subject to change.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio of Investments
December 31, 2006

Shares	Security Description	Value
COMMON STOCKS — (98.4%)
9,500	Accenture Ltd., Class A	$350,835
5,600	ACE Ltd.	339,192
5,714	ADC Telecommunications, Inc. *	83,025
8,800	Alberto-Culver Co.	188,760
9,000	Altera Corp. *	177,120
6,300	Apple Computer, Inc. *	534,492
5,700	AT&T, Inc.	203,775
6,600	Autodesk, Inc. *	267,036
11,500	Best Buy Co., Inc.	565,685
9,900	Cadence Design Systems, Inc. *	177,309
8,200	Campbell Soup Co.	318,898
4,000	Cephalon, Inc. *	281,640
4,300	Cerner Corp. *	195,650
4,200	Chevron Corp.	308,826
30,300	Cisco Systems, Inc. *	828,099
9,800	Coach, Inc. *	421,008
3,600	Colgate-Palmolive Co.	234,864
19,000	Corning, Inc. *	355,490
4,000	Danaher Corp.	289,760
6,700	Dover Corp.	328,434
3,400	Electronic Arts, Inc. *	171,224
5,600	Emerson Electric Co.	246,792
6,600	Foster Wheeler Ltd. *	363,924
8,600	General Electric Co.	320,006
8,600	Gilead Sciences, Inc. *	558,398
600	Google Inc., Class A *	276,288
7,600	Halliburton Co.	235,980
7,800	Henry Schein, Inc. *	382,044
5,500	Hewlett-Packard Co.	226,545
5,800	Illinois Tool Works, Inc.	267,902
9,800	J.P. Morgan Chase & Co.	473,340
5,100	Kellogg Co.	255,306
2,800	Kohl's Corp. *	191,604
3,900	Laboratory Corp. of America Holdings *	286,533
4,400	Manpower, Inc.	329,692
9,400	Marriott International, Inc., Class A	448,568
5,200	McDonald's Corp.	230,516
4,500	Merrill Lynch & Co., Inc.	418,950
8,000	Microsoft Corp.	238,880
4,100	Monsanto Co.	215,373
2,200	Morgan Stanley	179,146
6,690	National-Oilwell Varco, Inc. *	409,294
8,700	News Corp., Class B	193,662
4,600	Nordstrom, Inc.	226,964
1,900	Northern Trust Corp.	115,311
5,900	NVIDIA Corp. *	218,359
11,700	Oracle Corp. *	200,538
3,500	Peabody Energy Corp.	141,435
4,600	PepsiCo, Inc.	287,730
3,900	Praxair, Inc.	231,387
6,500	Procter & Gamble Co.	417,755
12,000	QUALCOMM, Inc.	453,480
2,500	Rockwell Automation, Inc.	152,700
3,100	Stericycle, Inc. *	234,050
9,600	Symantec Corp. *	200,160
5,000	T. Rowe Price Group, Inc.	218,850

Shares	Security Description	Value
1,500	Teleflex, Inc.	$96,840
3,700	Textron, Inc.	346,949
9,400	The Walt Disney Co.	322,138
5,100	Thermo Electron Corp. *	230,979
5,800	Varian Semiconductor Equipment Associates, Inc. *	264,016
5,000	Vertex Pharmaceuticals, Inc. *	187,100
10,000	Western Union Co.	224,200
5,400	Wyeth	274,968
3,800	Zimmer Holdings, Inc. *	297,844
	Total Common Stocks	18,713,618
MONEY MARKETS — (2.1%)
203,598	Dreyfus Cash Management Money Market Fund	203,598
200,957	Federated Prime Value Obligations Money Market Fund	200,957
	Total Money Market Funds	404,555
Total Investments (Cost $16,707,106) (a) — 100.5%		19,118,173
Liabilities in excess of other assets — (0.5%)		(97,122)
NET ASSETS — 100.0%		$19,021,051

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Balanced VIP Fund

Schedule of Portfolio of Investments
December 31, 2006

Shares or Principal Amount	Security Description	Value
COMMON STOCKS — (65.8%)
306	3M Co.	$23,847
458	Abbott Laboratories	22,309
520	Air Products and Chemicals, Inc.	36,546
596	Amdocs Ltd. *	23,095
492	American International Group, Inc.	35,257
601	Analog Devices, Inc.	19,755
1,372	AT&T, Inc.	49,049
533	Automatic Data Processing, Inc.	26,250
336	Bank of New York Co., Inc.	13,228
257	Becton, Dickinson & Co.	18,029
1,949	Cisco Systems, Inc. *	53,266
525	Citigroup, Inc.	29,243
878	Coca-Cola Co.	42,363
192	ConocoPhillips	13,814
509	Duke Energy Corp.	16,904
637	E. I. du Pont de Nemours & Co.	31,028
840	Emerson Electric Co.	37,019
165	EOG Resources, Inc.	10,304
814	Exxon Mobil Corp.	62,376
204	FPL Group, Inc.	11,102
1,373	General Electric Co.	51,089
270	Genworth Financial, Inc., Class A	9,237
423	Home Depot, Inc.	16,988
272	Honeywell International, Inc.	12,305
1,269	J.P. Morgan Chase & Co.	61,293
113	Jacobs Engineering Group, Inc. *	9,214
577	Johnson & Johnson	38,094
170	Johnson Controls, Inc.	14,606
372	Lehman Brothers Holdings, Inc.	29,061
683	McDonald's Corp.	30,277
1,199	Microsoft Corp.	35,802
429	Novartis AG ADR	24,642
227	Omnicom Group, Inc.	23,731
2,416	Oracle Corp. *	41,410
297	PepsiCo, Inc.	18,577
491	Praxair, Inc.	29,131
699	Procter & Gamble Co.	44,925
450	Prudential Financial, Inc.	38,637
144	Questar Corp.	11,959
257	Schlumberger Ltd.	16,232
897	Synovus Financial Corp.	27,655
683	Target Corp.	38,965
946	TJX Companies, Inc.	26,942
339	United Technologies Corp.	21,194
260	Weatherford International Ltd. *	10,865
653	Wells Fargo & Co.	23,221
646	Wyeth	32,894
177	Zimmer Holdings, Inc. *	13,873
	Total Common Stocks	1,327,603
U.S. GOVERNMENT AGENCIES — (28.7%)
	Fannie Mae (12.8%)
$30,000	5.75%, 2/15/08	30,177
75,000	6.63%, 9/15/09 – 11/15/10	78,984
25,000	5.50%, 3/15/11	25,529
50,000	5.13%, 1/2/14	49,869
50,000	4.13%, 4/15/14	47,403
20,000	7.25%, 5/15/30	25,519
		257,481

Shares or Principal Amount	Security Description	Value
	Federal Home Loan Bank (4.2%)
$25,000	4.63%, 2/15/12	$24,613
25,000	3.88%, 6/14/13	23,499
30,000	7.13%, 2/15/30	37,626
		85,738
	Freddie Mac (11.7%)
50,000	2.88%, 5/15/07	49,590
35,000	2.75%, 3/15/08	34,024
50,000	3.63%, 9/15/08	48,845
50,000	3.38%, 4/15/09	48,272
30,000	6.00%, 6/15/11	31,246
25,000	5.13%, 7/15/12	25,179
		237,156
	Total U.S. Government	580,375
U.S. TREASURY OBLIGATIONS — (1.0%)
	U.S. Treasury Notes (1.0%)
15,000	4.50%, 2/15/16	14,761
5,000	6.13%, 11/15/27	5,801
	Total U.S. Treasury Obligations	20,562
MONEY MARKETS — (4.7%)
48,370	Dreyfus Cash Management Money Market Fund	48,370
46,034	Federated Prime Value Obligations Money Market Fund	46,034
	Total Money Market Funds	94,404
Total Investments (Cost $1,790,261) (a) — 100.2%		2,022,944
Liabilities in excess of other assets — (0.2)%		(3,535)
NET ASSETS — 100.0%		$2,019,409

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio of Investments
December 31, 2006

Shares	Security Description	Value
COMMON STOCKS — (96.0%)
4,525	Abercrombie & Fitch Co., Class A	$315,076
3,300	Akamai Technologies, Inc. *	175,296
3,700	Allegheny Technologies, Inc.	335,516
1,525	Allergan, Inc.	182,603
4,800	Alliance Data Systems Corp. *	299,856
5,600	Amdocs Ltd. *	217,000
6,600	Autodesk, Inc. *	267,036
5,600	C.H. Robinson Worldwide, Inc.	228,984
2,200	C.R. Bard, Inc.	182,534
4,900	CACI International, Inc., CLASS A *	276,850
15,600	Cadence Design Systems, Inc. *	279,396
11,500	CapitalSource, Inc.	314,065
10,400	Carters, Inc. *	265,200
4,700	Citrix Systems, Inc. *	127,135
4,280	Coach, Inc. *	183,869
2,000	Cognizant Technology Solutions Corp. *	154,320
10,900	Coldwater Creek, Inc. *	267,268
5,000	Community Health Systems, Inc. *	182,600
5,708	Complete Production Services, Inc. *	121,010
2,650	Corporate Executive Board Co.	232,405
4,300	Covance, Inc. *	253,313
4,000	Coventry Health Care, Inc. *	200,200
10,700	Cytyc Corp. *	302,810
5,600	DaVita, Inc. *	318,528
7,200	E*TRADE Financial Corp. *	161,424
4,900	Electronic Arts, Inc. *	246,764
4,575	Express Scripts, Inc. *	327,570
5,300	FormFactor, Inc. *	197,425
6,700	Gardner Denver, Inc. *	249,977
4,200	GEN-Probe, Inc. *	219,954
3,331	GlobalSantaFe Corp.	195,796
4,570	Guess?, Inc. *	289,875
9,600	Herbalife Ltd. *	385,536
2,900	IDEX Corp.	137,489
4,200	ITT Industries, Inc.	238,644
2,600	J.C. Penney Co., Inc.	201,136
2,700	Jones Lang LaSalle, Inc.	248,859
6,575	Joy Global, Inc.	317,835
6,200	Laureate Education, Inc. *	301,506
4,600	Manpower, Inc.	344,678
6,800	Marriott International, Inc., Class A	324,496
2,600	Martin Marietta Materials, Inc.	270,166
6,600	MEMC Electronic Materials, Inc. *	258,324
3,460	MICROS Systems, Inc. *	182,342
5,600	Nabors Industries Ltd. *	166,768
11,000	National Semiconductor Corp.	249,700
5,400	National-Oilwell Varco, Inc. *	330,372
4,600	Network Appliance, Inc. *	180,688
6,100	NII Holdings, Inc. *	393,084
6,200	NVIDIA Corp. *	229,462
7,250	Pharmaceutical Product Development, Inc.	233,595
12,900	PMC-Sierra, Inc. *	86,559
3,200	Polo Ralph Lauren Corp.	248,512
5,300	Precision Castparts Corp.	414,884
2,700	ProAssurance Corp. *	134,784
8,000	Respironics, Inc. *	302,000

Shares	Security Description	Value
8,700	Scientific Games Corp., Class A *	$263,001
4,063	Spirit Aerosystems Holding Inc., Class A *	135,989
3,550	Starwood Hotels & Resorts Worldwide, Inc.	221,875
3,904	Stericycle, Inc. *	294,752
8,000	T. Rowe Price Group, Inc.	350,160
3,600	TCF Financial Corp.	98,712
8,400	Thermo Electron Corp. *	380,436
16,175	Time Warner Telecom, Inc., Class A *	322,368
4,400	Tractor Supply Co. *	196,724
3,300	Ultra Petroleum Corp. *	157,575
7,200	Urban Outfitters, Inc. *	165,816
7,500	VCA Antech, Inc. *	241,425
5,300	WESCO International, Inc. *	311,693
6,700	Western Digital Corp. *	137,082
4,100	XTO Energy, Inc.	192,905
	Total Common Stocks	17,223,587
MONEY MARKETS — (4.4%)
400,826	Dreyfus Cash Management Money Market Fund	400,826
381,350	Federated Prime Value Obligations Money Market Fund	381,350
	Total Money Market Funds	782,176
Total Investments (Cost $14,485,441) (a) — 100.4%		18,005,763
Liabilities in excess of other assets — (0.4)%		(64,903)
NET ASSETS — 100.0%		$17,940,860

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio of Investments
December 31, 2006

Shares	Security Description	Value
COMMON STOCKS — (97.4%)
4,500	3M Co.	$350,685
10,433	Abbott Laboratories	508,191
12,628	Alcoa, Inc.	378,966
4,994	Allstate Corp.	325,159
3,000	Alltel Corp.	181,440
7,891	American International Group, Inc.	565,469
18,200	Applied Materials, Inc.	335,790
19,975	AT&T, Inc.	714,106
17,478	Bank of America Corp.	933,150
16,500	Bank of New York Co., Inc.	649,605
6,200	Carnival Corp., Class A	304,110
3,154	Caterpillar, Inc.	193,435
12,469	Chevron Corp.	916,846
8,300	CIT Group, Inc.	462,891
3,420	Computer Sciences Corp. *	182,525
12,826	ConAgra, Inc.	346,302
13,112	ConocoPhillips	943,408
6,956	CVS Corp.	215,010
12,875	Dow Chemical Co.	514,228
2,900	Duke Energy Corp.	96,309
2,840	E. I. du Pont de Nemours & Co.	138,336
6,658	Edison International	302,806
9,273	Exxon Mobil Corp.	710,590
6,731	Fiserv, Inc. *	352,839
4,018	Fortune Brands, Inc.	343,097
6,694	FPL Group, Inc.	364,287
7,655	Gannett Co., Inc.	462,821
20,790	General Electric Co.	773,596
3,387	H.J. Heinz Co.	152,449
6,032	Halliburton Co.	187,294
7,200	Hartford Financial Services Group, Inc.	671,832
9,300	Health Management Associates, Inc., Class A	196,323
6,050	Honeywell International, Inc.	273,702
2,525	IBM Corp.	245,304
25,100	Intel Corp.	508,275
22,125	J.P. Morgan Chase & Co.	1,068,638
12,518	Johnson & Johnson	826,438
2,474	KeyCorp	94,086
13,703	Kraft Foods, Inc., Class A	489,197
7,895	Marathon Oil Corp.	730,288
5,250	Masco Corp.	156,818
7,452	McDonald's Corp.	330,347
4,348	Medco Health Solutions, Inc. *	232,357
5,875	Merrill Lynch & Co., Inc.	546,963
15,500	MetLife, Inc.	914,655
5,055	Molson Coors Brewing Co., Class B	386,404
2,926	Morgan Stanley	238,264
15,060	National City Corp.	550,594
1,744	Northrop Grumman Corp.	118,069
2,608	Parker Hannifin Corp.	200,503
23,600	Pfizer, Inc.	611,240
8,366	Pitney Bowes, Inc.	386,426
10,466	R.R. Donnelley & Sons Co.	371,962
8,800	Sprint Nextel Corp.	166,232
9,275	SunTrust Banks, Inc.	783,274
1,900	The Black & Decker Corp.	151,943

Shares	Security Description	Value
12,064	TJX Companies, Inc.	$343,583
5,948	United Technologies Corp.	371,869
11,751	UST, Inc.	683,908
10,411	Verizon Communications, Inc.	387,706
5,130	Wal-Mart Stores, Inc.	236,903
8,401	Windstream Corp.	119,462
	Total Common Stocks	26,299,305
MONEY MARKETS — (2.8%)
395,375	Dreyfus Cash Management Money Market Fund	395,375
359,196	Federated Prime Value Obligations Money Market Fund	359,196
	Total Money Market Funds	754,571
Total Investments (Cost $22,519,295) (a) — 100.2%		27,053,876
Liabilities in excess of other assets — (0.2)%		(42,490)
NET ASSETS — 100.0%		$27,011,386

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Variable Insurance Fund

Notes to Schedules of Portfolio Investments
December 31, 2006

*  Non-income producing security.

(a)  Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows:

	Cost of Investments	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Quality Growth VIP Fund	$16,710,262	$2,407,911	$2,839,176	$(431,265)
Balanced VIP Fund	1,796,364	226,580	238,288	(11,708)
Mid Cap VIP Fund	14,485,441	3,520,322	3,807,899	(287,577)
Disciplined Value VIP Fund	22,525,724	4,528,152	4,681,846	(153,694)

The investment concentrations for the Funds as a percentage of net assets, by industry, as of December 31, 2006, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	—	1.20%	—	—
Aerospace/Defense	—	1.10%	0.80%	1.80%
Agriculture	—	—	—	2.50%
Apparel	2.20%	—	5.50%	—
Auto Parts & Equipment	—	0.70%	—	—
Banks	0.60%	3.20%	2.30%	11.20%
Beverages	1.50%	3.00%	—	1.40%
Biotechnology	1.00%	—	—	—
Building Materials	—	0.80%	—	0.60%
Cash Equivalents	2.10%	4.70%	4.40%	2.80%
Chemicals	2.30%	4.80%	—	2.40%
Coal	0.70%	—	—	—
Commercial Services	4.70%	—	7.80%	1.40%
Computers	4.90%	—	4.70%	2.90%
Cosmetics/Personal Care	4.40%	2.20%	—	—
Distribution/Wholesale	—	—	1.70%	—
Diversified Financial Services	6.80%	5.90%	2.80%	8.60%
Electric	—	1.40%	—	2.80%
Electrical Components & Equipment	1.30%	1.80%	—	—
Electronics	1.20%	—	3.60%	0.70%
Engineering & Construction	—	0.50%	—	—
Entertainment	—	—	1.50%	—
Environmental Control	1.20%	—	1.60%	—
Food	3.00%	—	—	3.70%
Hand/Machine Tools	—	—	—	0.60%
Healthcare-Products	3.50%	3.50%	7.40%	3.10%
Healthcare-Services	2.50%	—	3.50%	0.70%
Household Products/Wares	—	—	—	1.30%
Insurance	1.80%	4.10%	0.80%	9.20%
Internet	2.50%	—	1.00%	—
Iron/Steel	—	—	1.90%	—
Leisure Time	—	—	—	1.10%
Lodging	2.30%	—	3.10%	—
Machinery-Construction & Mining	—	—	2.50%	0.70%
Machinery-Diversified	2.50%	—	1.40%	—
Media	2.70%	—	—	1.70%
Metal Fabricate/Hardware	—	—	2.30%	—
Mining	—	—	—	1.40%
Miscellaneous Manufacturing	8.90%	4.30%	2.80%	5.20%
Office/Business Equipment		—	—	1.40%
Oil & Gas	1.60%	4.30%	4.70%	12.20%
Oil & Gas Services	3.40%	1.30%	1.80%	0.70%
Pharmaceuticals	5.90%	3.90%	6.30%	5.00%
Pipelines	—	0.60%	—	—
Real Estate	—	—	1.40%	—
Retail	6.80%	4.80%	6.40%	4.20%
Semiconductors	3.40%	1.00%	4.30%	3.10%
Software	4.60%	5.10%	4.60%	—
Sovereign	—	29.80%	—	—
Storage/Warehousing	—	—	1.00%	—
Telecommunications	10.20%	6.20%	5.20%	5.80%
Transportation	—	—	1.30%	—

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Assets and Liabilities
December 31, 2006

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Assets:
Investments, at cost	$16,707,106	$1,790,261	$14,485,441	$22,519,295
Net unrealized appreciation	2,411,067	232,683	3,520,322	4,534,581
Investments, at value	19,118,173	2,022,944	18,005,763	27,053,876
Interest and dividends receivable	18,089	9,101	9,386	31,600
Receivable for capital shares issued	1,257	—	—	8,764
Receivable from investment advisor	—	2,642	—	—
Prepaid expenses	3,816	431	3,654	4,636
Total assets	19,141,335	2,035,118	18,018,803	27,098,876
Liabilities:
Payable for investments purchased	92,216	—	49,459	—
Payable for capital shares redeemed	2,283	175	3,049	54,711
Accrued expenses and other payables	25,785	15,534	25,435	32,779
Total liabilities	120,284	15,709	77,943	87,490
Net Assets:
Capital	16,177,779	1,730,131	12,429,805	20,447,517
Accumulated net investment income/(loss)	—	26	—	13,696
Accumulated net realized gain from investment transactions	432,205	56,569	1,990,733	2,015,592
Net unrealized appreciation of investments	2,411,067	232,683	3,520,322	4,534,581
Net Assets	$19,021,051	$2,019,409	$17,940,860	$27,011,386
Outstanding units of beneficial interest (shares)	2,278,884	162,543	954,904	1,484,975

Net asset value — offering and redemption price per share	$8.35	$12.42	$18.79	$18.19

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Operations
For the year ended December 31, 2006

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Investment income:
Interest income	$—	$32,116	$—	$—
Dividend income	244,110	25,603	120,344	589,930
Total income	244,110	57,719	120,344	589,930
Expenses:
Investment advisory fees	131,940	16,147	140,466	187,808
Administration fees	8,482	908	7,901	10,564
Accounting fees	31,545	33,341	31,782	31,420
Independent auditor fees	12,762	12,797	12,774	12,727
Legal fees	30,972	3,288	29,058	35,833
Transfer agent fees	11,248	10,135	11,189	11,505
Trustees' fees and expenses	4,282	473	3,956	5,363
Other	37,176	4,746	34,876	47,120
Total expenses	268,407	81,835	272,002	342,340
Less: Reimbursement from Advisor	(52,095)	(37,357)	(59,990)	(78,879)
Less: Waiver from administrator and/or affiliates	(27,826)	(25,303)	(27,633)	(28,521)
Net expenses	188,486	19,175	184,379	234,940
Net investment income (loss)	55,624	38,544	(64,035)	354,990
Realized/unrealized gains (losses) on investments:
Net realized gains from investment transactions	824,358	56,569	2,106,140	2,025,164
Change in unrealized appreciation/depreciation of investments	(72,675)	80,897	(300,918)	2,041,620
Net realized and unrealized gains on investments	751,683	137,466	1,805,222	4,066,784
Change in net assets resulting from operations	$807,307	$176,010	$1,741,187	$4,421,774

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Changes in Net Assets

	Quality Growth VIP Fund		Balanced VIP Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
From investment activities:
Operations:
Net investment income (loss)	$55,624	$(62,604)	$38,544	$30,636
Net realized gains from investment transactions	824,358	244,484	56,569	19,667
Change in unrealized appreciation/depreciation of investments	(72,675)	1,004,305	80,897	(9,858)
Change in net assets resulting from operations	807,307	1,186,185	176,010	40,445
Distributions to shareholders:
From net investment income	(144,987)	(4,794)	(51,403)	(30,294)
From net realized gains	—	—	(19,667)	(54,292)
Change in net assets from shareholder distributions	(144,987)	(4,794)	(71,070)	(84,586)
Capital transactions:
Proceeds from shares issued	1,654,639	3,741,674	116,582	241,295
Dividends reinvested	144,987	4,794	71,070	84,586
Cost of shares redeemed	(2,552,127)	(2,541,076)	(309,929)	(165,902)
Change in net assets from capital transactions	(752,501)	1,205,392	(122,277)	159,979
Change in net assets	(90,181)	2,386,783	(17,337)	115,838
Net assets:
Beginning of period	19,111,232	16,724,449	2,036,746	1,920,908
End of period	$19,021,051	$19,111,232	$2,019,409	$2,036,746
Undistributed net investment income/(loss)	$—	$—	$26	$12,885
Share transactions:
Issued	204,587	504,127	9,864	20,026
Reinvested	17,219	615	6,110	7,140
Redeemed	(310,296)	(335,602)	(25,876)	(13,790)
Change in shares	(88,490)	169,140	(9,902)	13,376

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Changes in Net Assets

	Mid Cap VIP Fund		Disciplined Value VIP Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
From investment activities:
Operations:
Net investment income (loss)	$(64,035)	$19,349	$354,990	$247,825
Net realized gains from investment transactions	2,106,140	113,712	2,025,164	297,292
Change in unrealized appreciation/depreciation of investments	(300,918)	1,499,705	2,041,620	641,959
Change in net assets resulting from operations	1,741,187	1,632,766	4,421,774	1,187,076
Distributions to shareholders:
From net investment income	(5,133)	(14,216)	(520,542)	(246,484)
From net realized gains	—	—	(400,435)	—
Change in net assets from shareholder distributions	(5,133)	(14,216)	(920,977)	(246,484)
Capital transactions:
Proceeds from shares issued	1,301,386	3,132,335	4,303,855	5,272,119
Dividends reinvested	4,749	14,216	920,977	246,484
Cost of shares redeemed	(2,453,822)	(1,929,518)	(2,240,332)	(1,584,738)
Change in net assets from capital transactions	(1,147,687)	1,217,033	2,984,500	3,933,865
Change in net assets	588,367	2,835,583	6,485,297	4,874,457
Net assets:
Beginning of period	17,352,493	14,516,910	20,526,089	15,651,632
End of period	$17,940,860	$17,352,493	$27,011,386	$20,526,089

Undistributed net investment income/(loss)	$—	$5,133	$13,696	$166,106

Share transactions:
Issued	72,143	203,180	255,980	347,565
Reinvested	275	836	54,465	15,833
Redeemed	(133,350)	(122,479)	(132,731)	(104,038)
Change in shares	(60,932)	81,537	177,714	259,360

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Quality Growth VIP Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net asset value, beginning of period	$8.07	$7.61	$7.55	$5.78	$8.26
Investment activities:
Net investment income (loss)	0.02 †	(0.03)	— ^	(0.02)	(0.01)
Net realized and unrealized gains (losses)	0.32	0.49	0.06	1.79	(2.47)
Total investment activities	0.34	0.46	0.06	1.77	(2.48)
Distributions:
From net investment income	(0.06)	— ^	—	—	—
Total distributions	(0.06)	— ^	—	—	—
Net asset value, end of period	$8.35	$8.07	$7.61	$7.55	$5.78
Total return	4.26%	6.07%	0.79%	30.62%	(30.02%)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$19,021	$19,111	$16,724	$7,792	$3,067
Ratios of expenses to average net assets	1.00%	1.10%	1.10%	1.10%	1.10%
Ratios of net investment income (loss) to average net assets	0.30%	(0.35%)	0.04%	(0.31%)	(0.25%)
Ratios of expenses to average net assets (a)	1.42%	1.27%	1.49%	2.91%	6.30%
Portfolio turnover rate	94.67%	91.45%	28.00%	16.45%	12.03%

^  Amount is less than $0.005 per share.

†  Average Shares Method used in calculation

(a)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Balanced VIP Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$11.81	$12.08	$11.72	$10.49	$10.00
Investment activities:
Net investment income	0.23	0.17	0.18	0.09	0.05
Net realized and unrealized gains	0.81	0.07	0.41	1.38	0.49
Total investment activities	1.04	0.24	0.59	1.47	0.54
Distributions:
From net investment income	(0.31)	(0.18)	(0.10)	(0.11)	(0.05)
From net realized gains	(0.12)	(0.33)	(0.13)	(0.13)	—
Total distributions	(0.43)	(0.51)	(0.23)	(0.24)	(0.05)
Net asset value, end of period	$12.42	$11.81	$12.08	$11.72	$10.49
Total return	9.01%	2.02%	5.11%	14.04%	5.37	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$2,019	$2,037	$1,921	$1,507	$708
Ratios of expenses to average net assets	0.95%	1.10%	1.10%	1.10%	1.06	%(c)
Ratios of net investment income (loss) to average net assets	1.91%	1.56%	1.56%	0.91%	1.06	%(c)
Ratios of expenses to average net assets (d)	4.05%	3.88%	4.25%	6.36%	14.99	%(c)
Portfolio turnover rate	62.19%	73.35%	74.01%	69.22%	12.20%

(a)  Period from commencement of operations

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Mid Cap VIP Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$17.08	$15.54	$14.22	$10.50	$10.00
Investment activities:
Net investment income (loss)	(0.06)	0.02	(0.06)	(0.05)	(0.02)
Net realized and unrealized gains	1.78	1.53	1.38	3.79	0.52
Total investment activities	1.72	1.55	1.32	3.74	0.50
Distributions:
From net investment income	(0.01)	(0.01)	—	—	—
From net realized gains	—	—	—	(0.02)	—
Total distributions	(0.01)	(0.01)	—	(0.02)	—
Net asset value, end of period	$18.79	$17.08	$15.54	$14.22	$10.50
Total return	10.04%	10.00%	9.28%	35.66%	5.00	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$17,941	$17,352	$14,517	$5,682	$762
Ratios of expenses to average net assets	1.05%	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income (loss) to average net assets	(0.36%)	0.12%	(0.54%)	(0.72%)	(0.59	%)(c)
Ratios of expenses to average net assets (d)	1.55%	1.41%	1.67%	3.65%	14.16	%(c)
Portfolio turnover rate	70.77%	55.31%	37.35%	46.79%	0.00%

(a)  Period from commencement of operations

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Disciplined Value VIP Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$15.70	$14.94	$13.34	$10.28	$10.00
Investment activities:
Net investment income	0.24	0.20	0.14	0.14	0.07
Net realized and unrealized gains	2.90	0.76	1.58	3.24	0.28
Total investment activities	3.14	0.96	1.72	3.38	0.35
Distributions:
From net investment income	(0.37)	(0.20)	(0.11)	(0.15)	(0.07)
From net realized gains	(0.28)	—	(0.01)	(0.17)	—
Total distributions	(0.65)	(0.20)	(0.12)	(0.32)	(0.07)
Net asset value, end of period	$18.19	$15.70	$14.94	$13.34	$10.28
Total return	20.38%	6.44%	12.96%	33.26%	3.53	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$27,011	$20,526	$15,652	$5,407	$740
Ratios of expenses to average net assets	1.00%	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income (loss) to average net assets	1.51%	1.33%	1.12%	1.40%	1.80	%(c)
Ratios of expenses to average net assets (d)	1.46%	1.43%	1.64%	3.83%	14.83	%(c)
Portfolio turnover rate	45.43%	28.38%	19.86%	28.43%	36.68%

(a)  Period from commencement of operations

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Notes to Financial Statements
December 31, 2006

1.  Organization:

The Coventry Funds Trust (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust changed its name from the Variable Insurance Funds to the Coventry Funds Trust effective May 1, 2006 pursuant to action taken by the Board of Trustees of the Trust.

The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Fifth Third Variable Insurance Funds" or "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company and Jackson National Life Insurance Company, as well as other eligible purchasers.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees of the Trust. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by the closing bid as supplied by an independent pricing service approved by the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income—During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses—Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

Dividends to Shareholders—Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared and paid quarterly for the Balanced VIP Fund and Disciplined Value VIP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
December 31, 2006

require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes—It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

New Accounting Pronouncements—In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.  Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2006, were as follows:

	Purchases	Sales
Quality Growth VIP Fund	$17,650,918	$18,597,745
Balanced VIP Fund	1,213,533	1,359,107
Mid Cap VIP Fund	12,046,812	13,765,085
Disciplined Value VIP Fund	13,074,017	10,175,966

The amounts for the Balanced VIP Fund include purchases and sales of U.S. Government Securities of $162,272 and $265,070, respectively.

4.  Related Party Transactions:

Investment advisory services are provided to the Funds by Fifth Third Asset Management, Inc. (the "Advisor"), a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund.

The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.00% of the average daily net assets for the Quality Growth VIP Fund, 0.95% of the average daily net assets for the Balanced VIP Fund, 1.05% of the average daily net assets for the Mid Cap VIP Fund, and 1.00% of the average daily net assets for the Disciplined Value VIP Fund for a three-year period ("Expense Limitation Term"). The Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed the Expense Limitation Term. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the Expense Limitation Term. As of the year ended December 31, 2006, the reimbursement that may potentially be made by the Funds is as follows:

	Expires 2009	Expires 2008	Expires 2007
Quality Growth VIP Fund	$52,095	$3,630	$19,268
Balanced VIP Fund	37,357	29,272	29,069
Mid Cap VIP Fund	59,990	22,320	30,116
Disciplined Value VIP Fund	78,879	19,441	28,111

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
December 31, 2006

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.045% of the Fund's average daily net assets. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Fund's average daily net assets, subject to a minimum annual fee, plus reimbursement of out-of-pocket expenses. Under the terms of the Transfer Agency Agreement between BISYS Ohio and the Trust, BISYS Ohio receives additional per account fees, subject to a base fee, plus reimbursement of out-of-pocket expenses. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS Ohio voluntarily waived certain fees during the period. These waivers are shown separately on the Statement of Operations from those reduced pursuant to the expense limitation agreement previously described. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

Fifth Third Bank serves as the Funds' custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the year ended December 31, 2006, the Funds did not make any payments pursuant to the Service Plan.

5.   Federal Tax Information:

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Quality Growth VIP Fund	$55,624	$89,363	$144,987	$144,987
Balanced VIP Fund	51,403	19,667	71,070	71,070
Mid Cap VIP Fund	5,133	—	5,133	5,133
Disciplined Value VIP Fund	736,929	184,048	920,977	920,977

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Quality Growth VIP Fund	$4,329	$—	$4,329	$465	$4,794
Balanced VIP Fund	32,717	51,869	84,586	—	84,586
Mid Cap VIP Fund	14,216	—	14,216	—	14,216
Disciplined Value VIP Fund	161,158	85,326	246,484	—	246,484

As of December 31, 2006, the components of tax basis accumulated earnings/(deficit) were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Quality Growth VIP Fund	$—	$435,361	$435,361	$—	$2,407,911	$2,843,272
Balanced VIP Fund	1,807	60,891	62,698	—	226,580	289,278
Mid Cap VIP Fund	73,176	1,917,557	1,990,733	—	3,520,322	5,511,055
Disciplined Value VIP Fund	173,033	1,862,684	2,035,717	—	4,528,152	6,563,869

*  The differences between the book-basis unrealized appreciation (depreciation) is attributable primarily to : tax deferral of losses on wash sales.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
The Coventry Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund and Fifth Third Disciplined Value VIP Fund (four series of The Coventry Funds Trust hereafter referred to as the "Funds") at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 22, 2007

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited)
December 31, 2006

FIFTH THIRD VARIABLE INSURANCE FUNDS MANAGEMENT

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Trustees and Officers of the Trust

Name, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee*

Non-Interested Trustees

James H. Woodward Date of Birth: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, University of North Carolina at Charlotte—7/89 to present	5	The Coventry Group

Michael Van Buskirk Date of Birth: 2/22/1947	Trustee and Chairman of the Board	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers Assoc. (industry trade association)— 5/91 to present	5	The Coventry Group

Maurice Stark Date of Birth: 9/23/1935	Trustee	Indefinite; 3/04 to present	Consultant, (part-time) Battelle Memorial Institute—1/95 to present	5	The Coventry Group

Diane Armstrong Date of Birth: 7/12/1967	Trustee	Indefinite 2/06 to present	Principal of King Dodson Armstrong Financial Advisors, Inc.—8/03 to present; Director of Financial Planning, Hamilton Capital Management—4/00 to 8/03	5	The Coventry Group

Interested Trustee

Walter B. Grimm1 Date of Birth: 6/30/1945	Trustee	Indefinite; 4/97 to present	Employee of BISYS Fund Services—6/92 to 9/05	5	American Performance Funds, The Coventry Group, Legacy Funds Group, Performance Funds Trust, United American Cash Reserves

*  Not reflected in prior column.

1  Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act, of the Trust due to his previous employment with BISYS Fund Services, the Funds' distributor.

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
December 31, 2006

Executive Officers

Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
R. Jeffrey Young 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 8/22/1964	President	Indefinite; 9/05 to present	Employee of BISYS Fund Services (10/93 to present).

Eric Phipps 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 6/20/71	Anti-Money Laundering Officer and Chief Compliance Officer	Indefinite; 11/06 to present	Employee of BISYS Fund Services (06/06 to present); employee of the United States Security and Exchange Commission (10/04 to 05/06); employee for Bisys Fund Services a Director in Compliance Services (12/95 to 11/04).

Linda A. Durkin 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 11/1/60	Treasurer	Indefinite; 11/06 to present	Employee of BISYS Fund Services (9/06 to present); employee of Investors Bank and Trust (2/06 to 9/06); employee of RR Donnelly (6/03 to 1/06); Vice President - Director of Fund Administration at Mercantile - Safe Deposit and Trust Co. (5/93 to 6/02).

The officers of the Trust are interested persons (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-282-5706.

ADDITIONAL TAX INFORMATION

The Funds designate the following amounts as long term capital gain distributions. The amounts designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Amount
Quality Growth VIP Fund	$89,363
Balanced VIP Fund	19,667
Disciplined Value VIP Fund	82,028

For the taxable year ended December 31, 2006, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Percentage
Quality Growth VIP Fund	100.00%
Balanced VIP Fund	57.88%
Mid Cap VIP Fund	100.00%
Disciplined Value VIP Fund	92.36%

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
December 31, 2006

EXPENSE EXAMPLES

As a shareholder of the Fifth Third Variable Insurance Funds, you incur two types of costs: (1) transaction costs, including insurance contract charges; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expense Paid During Period* 7/1/06 - 12/31/06	Expense Ratio During Period** 7/1/06 - 12/31/06
Quality Growth VIP Fund	$1,000.00	$1,071.50	$5.22	1.00%
Balanced VIP Fund	1,000.00	1,090.40	5.01	0.95%
Mid Cap VIP Fund	1,000.00	1,037.00	5.39	1.05%
Disciplined Value VIP Fund	1,000.00	1,133.70	5.38	1.00%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Absent the Advisor's contractual obligation to reduce a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as insurance contract charges. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expense Paid During Period* 7/1/06 - 12/31/06	Expense Ratio During Period** 7/1/06 - 12/31/06
Quality Growth VIP Fund	$1,000.00	$1,020.16	$5.09	1.00%
Balanced VIP Fund	1,000.00	1,020.42	4.84	0.95%
Mid Cap VIP Fund	1,000.00	1,019.91	5.35	1.05%
Disciplined Value VIP Fund	1,000.00	1,020.16	5.09	1.00%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Absent the Advisor's contractual obligation to reduce a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
December 31, 2006

Proxy Voting:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706; or on the Securities and Exchange Commission's website at http://www.sec.gov.

Portfolio Holdings:

Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Maurice G. Stark, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ended December 31, 2006 and December 31, 2005, Audit Fees for the Funds totaled approximately $32,000 and $30,000, respectively, including fees associated with the annual audit and filings of the Trust’s Form N-1A.

(b) Audit-Related Fees.

For the fiscal years ended December 31, 2006 and December 31, 2005, Audit-Related Fees for the Funds totaled approximately $6,000 and $6,000, respectively.

(c) Tax Fees.

For the fiscal years ended December 31, 2006 and December 31, 2005, Tax Fees for the Funds including tax compliance, tax advice and tax planning, totaled approximately $11,000 and $10,000, respectively.

(d) All Other Fees

For the fiscal years ended December 31, 2006 and December 31, 2005, Other Fees billed to the Funds totaled approximately $0 and $0, respectively.

(e)(1) Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

2) None of the services summarized in (a)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2006, and December 31, 2005, Non-Audit Fees billed to the Funds for services provided to the Funds and any of the Fund’s investment advisers and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds for each of the last two fiscal years of the Funds, totaled approximately $11,000 and $10,000, respectively.

(h) The Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has formalized its policies and process by which shareholders may recommend nominees (“Nominee”) to the  Board of Trustees (“Board”) in a set of written procedures.  The Board has designated a Nominating Committee (“Committee”), composed entirely of Independent Trustees for the purpose of selecting and evaluating each Nominee’s qualifications, including each Nominee’s independence from the Registrant’s investment advisers and other principal service providers. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. As part of these policies and procedures, the Committee may consider suggestions for Trustee candidates from the investment adviser and other service providers of the Registrant.  In addition, a shareholder of a series of the Registrant may submit Nominees for the Committee to consider. The shareholder must submit any such nomination in writing to the Trust, to the attention of the Secretary. In order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter generally must be satisfied regarding the Nominee. Further, in order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter must be satisfied regarding the shareholder or shareholder group submitting the proposed Nominee.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Funds Trust

By (Signature and Title)	/s/ Linda A. Durkin	Linda A. Durkin, Treasurer

Date	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young	R. Jeffrey Young, President

Date	March 1, 2007

By (Signature and Title)	/s/ Linda A. Durkin	Linda A. Durkin, Treasurer

Date	March 1, 2007